VENERABLE LETTERHEAD

RON J. TANNER
VICE PRESIDENT AND DEPUTY GENERAL COUNSEL
PHONE: (610) 249-2952 | EMAIL: ron.tanner@venerable.com

May 4, 2026

BY EDGARLINK

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Venerable Insurance and Annuity Company and its Separate Account EQ
Post-Effective Amendment No. 2 to Registration Statement on Form N-4
Prospectus Title: Accumulator® Series (8.1)
File Nos.: 333-273496 and 811-08524
Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Venerable Insurance and Annuity Company and its Separate Account EQ, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:
●
The form of Prospectus Supplement, Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and
●
The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically with the Securities and Exchange Commission on April 16, 2026, by EDGARLink to be effective May 1, 2026.

If you have any questions regarding this submission, please call the undersigned at 610-249-2952.

Sincerely,

/s/ Ron J. Tanner
Ron J. Tanner